Fair Value Disclosures (Estimated Fair Value of Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 47,914	$ 14,886	$ 11,368
Securities available for sale	105,565	103,794	91,422
Securities held to maturity	125,940	126,810	123,261
Securities held to maturity, fair value	127,845	128,559	127,157
Loans held for sale	3,360	14,829	5,997
Loans, net	668,861	717,314	674,561
Accrued interest receivable	2,789	3,095	2,853
Deposits	(868,820)	(834,516)	(786,757)
Redeemable subordinated debentures	(18,557)	(18,557)	(18,557)
Accrued interest payable	(832)	(866)	(846)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	19,829	12,826	14,043
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	85,736	90,968	77,325
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	0	0	54
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	47,914	14,886	11,368
Securities available for sale	105,565	103,794	91,422
Securities held to maturity	125,940	126,810	123,261
Loans held for sale	3,360	14,829	5,997
Loans, net	668,861	717,314	674,561
SBA servicing asset	661	605
Interest rate lock derivative	149	123
Accrued interest receivable	2,789	3,095	2,853
FHLB Stock	1,060	3,962	3,302
Deposits	(868,820)	(834,516)	(786,757)
Borrowings	(10,000)	(73,050)	(58,896)
Redeemable subordinated debentures		(18,557)	(18,557)
Redeemable subordinated debentures, fair value	(18,557)	(18,557)
Accrued interest payable	(832)	(866)	(846)
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value	47,914	14,886	11,368
Securities available for sale	105,565	103,794	91,422
Securities held to maturity, fair value	127,845	128,559	127,157
Loans held for sale, fair value	3,455	15,103	6,115
Loans, net, fair value	666,634	716,492	674,722
SBA servicing asset	882	822
Interest rate lock derivative	149	123
Accrued interest receivable, fair value	2,789	3,095	2,853
FHLB Stock	1,060	3,962	3,302
Deposits, fair value	(868,259)	(834,050)	(786,594)
Borrowings, fair value	(10,094)	(73,222)	(59,347)
Redeemable subordinated debentures, fair value	(12,080)	(11,922)	(11,641)
Accrued interest payable, fair value	(832)	(866)	(846)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value	47,914	14,886	11,368
Securities available for sale	19,829	12,826	14,043
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale	85,736	90,968	77,325
Securities held to maturity, fair value	127,845	128,559	127,157
Loans held for sale, fair value	3,455	15,103	6,115
SBA servicing asset	882	822
Interest rate lock derivative	149	123
Accrued interest receivable, fair value	2,789	3,095	2,853
FHLB Stock	1,060	3,962	3,302
Deposits, fair value	(868,259)	(834,050)	(786,594)
Borrowings, fair value	(10,094)	(73,222)	(59,347)
Redeemable subordinated debentures, fair value	(12,080)	(11,922)	(11,641)
Accrued interest payable, fair value	(832)	(866)	(846)
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available for sale			54
Loans, net, fair value	$ 666,634	$ 716,492	$ 674,722